Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Attributable to the shareholders of the Company [Member]	Share capital [Member]	Share premium [Member]	Cumulative translation adjustment [Member]	Capital reserves [Member]	Treasury shares, at cost [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance as at Start of Period at Dec. 31, 2016	$ 2,659	$ 2,574	$ 544	$ 174	$ (481)	$ 79	$ (260)	$ 2,518	$ 85
Share-based compensation	16	16	1	12	0	3	0	0	0
Dividends	(178)	(177)	0	0	0	0	0	(177)	(1)
Comprensive income (loss)	433	446	0	0	148	(52)	0	350	(13)
Balance as at End of Period at Dec. 31, 2017	2,930	2,859	545	186	(333)	30	(260)	2,691	71
Share-based compensation	19	19	1	7	0	11	0	0	0
Dividends	(242)	(241)	0	0	0	0	0	(241)	(1)
Capitalization of subsidiary debt	73	0	0	0	0	0	0	0	73
Comprensive income (loss)	1,135	1,144	0	0	(91)	(58)	0	1,293	(9)
Balance as at End of Period at Dec. 31, 2018	3,915	3,781	546	193	(424)	(17)	(260)	3,743	134
Share-based compensation	12	12	0	5	0	7	0	0	0
Dividends	(275)	(273)	0	0	0	0	0	(273)	(2)
Comprensive income (loss)	409	405	0	0	(18)	13	0	410	4
Balance as at End of Period at Dec. 31, 2019	$ 4,061	$ 3,925	$ 546	$ 198	$ (442)	$ 3	$ (260)	$ 3,880	$ 136